Significant Accounting Policies - Summary of Changes in Shares (Parenthetical) (Detail)	4 Months Ended
Sep. 30, 2022 USD ($) shares
Summary of Changes in The Shares Issued and Outstanding [Line Items]
Stock initial seed creation shares | shares	100,000
Stock initial seed creation value | $	$ 2,500,000